Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Assets Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 34,243,987	$ 21,388,018
Insurance Contracts Liabilities	(666,142,182)	(230,177,313)
Reinsurance Contract Assets	54,457,819	62,315,290
Reinsurance Contracts Liabilities	0	(4,711,617)
Life
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	15,412,158	3,304,030
Insurance Contracts Liabilities	(464,689,583)	(5,099,737)
Reinsurance Contract Assets	262,975	0
Reinsurance Contracts Liabilities		(998,629)
Non Life
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	18,831,829	18,083,988
Insurance Contracts Liabilities	(201,452,599)	(225,077,576)
Reinsurance Contract Assets	$ 54,194,844	62,315,290
Reinsurance Contracts Liabilities		$ (3,712,988)